RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
20.	RELATED PARTY BALANCES AND TRANSACTIONS

Details of major related party balances and transactions as of December 31, 2016 and 2017 are as follows:

(1)	Amounts due from related parties

As of December 31, 2016 and 2017, amounts due from related parties were $13,419 and $15,224, respectively, and details are as follows:

		As of December 31,
	Note	2016	2017

Tianjin Yi Chuang Xin He Information Technology Co., Ltd., (“Yi Chuang Xin He”), a subsidiary of Eall, available-for-sale investee of the Company	(i)	10,082	10,759
Others		3,337	4,465

Total		$13,419	$15,224

(i)
The balance represents the loan to Yi Chuang Xin He. Yi Chuang Xin He is a subsidiary of Eall, which is an available-for-sale investee of the Company. In May 2016, the Company entered into agreements with Eall and Yi Chuang Xin He for a series of loan transactions, pursuant to which the Company made a loan amounting to RMB70 million to Yi Chuang Xin He. At the same time, Eall made a loan in US dollar to the Company amounting to RMB70 million ($10,692). Both of the loans are free of interest. The loan due from Yi Chuang Xin He is repayable on demand. The loan due to Eall is repayable 5 work days after Yi Chuang Xin He repays the loan to the Company. The Company recorded the loans as amount due from and amount due to related parties as the Company does not have the right to offset and does not intend on setting off the loans. As of December 31, 2017, both of the loans remained outstanding.

(2)	Amounts due to related parties

		As of December 31,
		2016	2017

Eall	(i)	$10,692	$10,692
Others		222	7,054

Total		$10,914	$17,746

(i)	The balance represents the loan provided by Eall (see Note 20 (i)).

(3)	Transactions with related parties for amount due from related parties

	Years ended December 31,
	2015	2016	2017

Loan to Beautiful Bay Co., Ltd, substantially controlled by the majority shareholder of OPH which is controlled by the CEO of the Company	$4,775	$-	$-
Loan to Yi Chuang Xin He	-	10,542	-
Loan to Beijing Yunke Logistics Co., Ltd, a subsidiary of Eunke, cost method investee of the Company	-	-	8,591
Others	182	4,083	3,069

Total	$4,957	$14,625	$11,660

(4)	Transactions with related parties for amount due to related parties

	Years ended December 31,
	2015	2016	2017

Loan from Eall	$-	$10,692	$-
Others	152	413	333

Total	$152	$11,105	$333

(5)
In July 2012, the Company purchased $10,000 Series 2012-A Senior Secured Sofi Loan Notes issued by SoFi Lending Corp., a subsidiary of SoFi. OPH is a shareholder of SoFi and the Company's chairman and CEO, Joe Chen, is a director of SoFi. In September 2012, March 2014, January and February 2015, and October 2015, the Company invested $49,000, $20,789, $22,331 and $150,000 in newly issued Series B preferred shares, Series D preferred shares, Series E preferred shares and Series F preferred shares of SoFi, respectively, concurrently with a group of other investors. These transactions were approved by the independent, disinterested members of the Company's board and the audit committee of the board.

In April 2017, the Company disposed 5,719,986 preferred shares of SoFi for total net proceeds of $91,926, recording a realized gain amounting to $58,335 (see Note 10 (i)).

(6)	In November 2015, the CEO of the Company provided joint and several liability guarantee for a long-term debt with a principal of $69,468 (see Note 13 (iv)).

(7)
In 2006, the Company entered into an agreement to make a loan of $167 to Liu Guolan, who is the mother-in-law of the Company’s CEO, for her investment into Beijing Hulian Shidai Telecom Technology Co., Ltd. (“Hulian Shidai”). The period of the loan is 10 years.

In 2016, the Company received $7,188 from Liu Guolan for the repayment of the loan, which is all the proceeds directly or indirectly received by Liu Guolan through holding the investment in Hulian Shidai. $7,021 of the repayment was recorded as other income in the year ended December 31, 2016 as the Company has no further obligations to the relevant payment received.

(8)	In November 2016, the COO of the Company provided joint and several liability guarantee for a short-term debt with a principal of $7,202 (see Note 13 (ii)).